Share Capital (Details)												1 Months Ended	6 Months Ended	12 Months Ended
	May 22, 2026 USD ($)	Feb. 24, 2026 USD ($)	Nov. 21, 2025 USD ($)	Sep. 23, 2025 USD ($) $ / shares shares	Aug. 22, 2025 USD ($)	May 23, 2025 USD ($)	Feb. 24, 2025 USD ($)	Nov. 22, 2024 USD ($)	Aug. 23, 2024 USD ($)	May 24, 2024 USD ($)	Aug. 20, 2014 USD ($) $ / shares shares	Apr. 30, 2020 shares	Jun. 30, 2026 CommonStock $ / shares shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	May 11, 2026 $ / shares	Mar. 31, 2026 $ / shares	Feb. 10, 2026 $ / shares	Nov. 10, 2025 $ / shares	Aug. 05, 2025 $ / shares	Jun. 30, 2025 $ / shares	May 12, 2025 $ / shares	Mar. 31, 2025 $ / shares	Feb. 12, 2025 $ / shares	Nov. 11, 2024 $ / shares	Aug. 16, 2024 USD ($)	Aug. 05, 2024 $ / shares	May 10, 2024 $ / shares	Jul. 31, 2023 USD ($)
Common Class A [Member]
Share Capital [Abstract]
Number of classes of common shares | CommonStock													1
Number of shares repurchased (in shares) | shares													0	0	251,772	1,242,663
Common shares, shares outstanding (in Shares) | shares													36,035,434	35,913,628
Increase of dividend declared per share (in Dollars per share)																						$ 0.1
Common Class A [Member] | Maximum [Member]
Share Capital [Abstract]
Authorized amount of shares repurchse | $																																$ 40,000,000
Series B Preferred Stock [Member]
Share Capital [Abstract]
Shares issued to depositary shares (in Shares) | shares											1,400,000
Depositary share conversion ratio | Pure											0.0001
Preferred stock, dividend rate											8.75%
Preferred stock, shares issued (in Shares) | shares											14,000		43,592	43,592
Preferred shares, par value (in Dollars per share)											$ 0.01		$ 0.01	$ 0.01						$ 0.01				$ 0.01		$ 0.01
Preferred stock, liquidation price per share (in Dollars per share)											2,500
Depositary share liquidation preference per share (in Dollars per share)											$ 25
Depositary share issued, price per share (in Dollars per share)													25
Net proceeds from issuance of preferred shares | $											$ 33,497,000
Preferred stock redemption period after occurrence of fundamental change											180 days
Preferred stock, redemption price per share (in Dollars per share)													2,500
Depositary share redemption price per share (in Dollars per share)													$ 25
Desositary shares outstanding (in Shares) | shares													4,359,190
Preferred stock, shares outstanding (in Shares) | shares													43,592	43,592
Prior Common Share ATM Program [Member] | Common Class A [Member]
Share Capital [Abstract]
Aggregate offering price | $				$ 100,000,000
Shares issued (in Shares) | shares															27,106
Shares issued, price per share (in Dollars per share)				$ 0.01											$ 27.02
Amount of remaining capacity under the program | $				$ 99,277,000
Prior Common Share ATM Program [Member] | Common Class A [Member] | Maximum [Member]
Share Capital [Abstract]
Aggregate offering price | $				$ 100,000,000																									$ 100,000,000
ATM Agreement [Member] | Maximum [Member]
Share Capital [Abstract]
Number of depositary shares authorized (in Shares) | shares				150,000,000
O 2024 Q1 Dividend [Member] | Common Class A [Member]
Share Capital [Abstract]
Dividends declared date													May 10, 2024
Dividend declared per share (in Dollars per share)																															$ 0.375
Dividends payable date													Jun. 03, 2024
Dividends record date													May 24, 2024
Dividends paid | $										$ 13,255,000
O 2024-Q2 Dividends [Member] | Common Class A [Member]
Share Capital [Abstract]
Dividends declared date													Aug. 05, 2024
Dividend declared per share (in Dollars per share)																														$ 0.45
Dividends payable date													Sep. 04, 2024
Dividends record date													Aug. 23, 2024
Dividends paid | $									$ 15,965,000
O 2024-Q3 Dividends [Member] | Common Class A [Member]
Share Capital [Abstract]
Dividends declared date													Nov. 11, 2024
Dividend declared per share (in Dollars per share)																												$ 0.45
Dividends payable date													Dec. 04, 2024
Dividends record date													Nov. 22, 2024
Dividends paid | $								$ 16,004,000
O 2024-Q4 Dividends [Member] | Common Class A [Member]
Share Capital [Abstract]
Dividends declared date													Feb. 12, 2025
Dividend declared per share (in Dollars per share)																											$ 0.45
Dividends payable date													Mar. 06, 2025
Dividends record date													Feb. 24, 2025
Dividends paid | $							$ 16,043,000
O 2025-Q1 Dividends [Member] | Common Class A [Member]
Share Capital [Abstract]
Dividends declared date													May 12, 2025
Dividend declared per share (in Dollars per share)																									$ 0.525
Dividends payable date													Jun. 03, 2025
Dividends record date													May 23, 2025
Dividends paid | $						$ 18,763,000
O 2025-Q2 Dividends [Member] | Common Class A [Member]
Share Capital [Abstract]
Dividends declared date													Aug. 05, 2025
Dividend declared per share (in Dollars per share)																							$ 0.525
Dividends payable date													Sep. 04, 2025
Dividends record date													Aug. 22, 2025
Dividends paid | $					$ 18,809,000
O 2025-Q3 Dividends [Member] | Common Class A [Member]
Share Capital [Abstract]
Dividends declared date													Nov. 10, 2025
Dividend declared per share (in Dollars per share)																						$ 0.625
Dividends payable date													Dec. 04, 2025
Dividends record date													Nov. 21, 2025
Dividends paid | $			$ 22,446,000
O 2025-Q4 Dividends [Member] | Common Class A [Member]
Share Capital [Abstract]
Dividends declared date													Feb. 10, 2026
Dividend declared per share (in Dollars per share)																					$ 0.625
Dividends payable date													Mar. 06, 2026
Dividends record date													Feb. 24, 2026
Dividends paid | $		$ 22,484,000
O 2026-Q1 Dividends [Member] | Common Class A [Member]
Share Capital [Abstract]
Dividends declared date													May 11, 2026
Dividend declared per share (in Dollars per share)																			$ 0.625
Dividends payable date													Jun. 03, 2026
Dividends record date													May 22, 2026
Dividends paid | $	$ 22,522,000
2019 Omnibus Incentive Plan [Member] | Common Class A [Member]
Share Capital [Abstract]
Share-based payment, shares issued (in Shares) | shares												184,270		466,258	483,713	440,698	586,819	747,604